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Washington Mutual
Investors FundSM

Class A B C	Ticker AWSHX WSHBX WSHCX	F-1 F-2 529-A 529-B	WSHFX WMFFX CWMAX CWMBX	529-C 529-E 529-F-1	CWMCX CWMEX CWMFX

Summary prospectus
July 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2010, are incorporated by reference into this summary prospectus.

 Investment objective

The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 30 of the prospectus and on page 62 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.24	none
Other expenses	0.18	0.17	0.21	0.18	0.17
Total annual fund operating expenses	0.70	1.46	1.50	0.71	0.46

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.22	1.00	0.99	0.50	0.00
Other expenses	0.25	0.27	0.27	0.26	0.26
Total annual fund operating expenses	0.76	1.56	1.55	1.05	0.55

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$642	$786	$ 942	$1,395
B	649	862	997	1,540
C	253	474	818	1,791
F-1	73	227	395	883
F-2	47	148	258	579
529-A	668	843	1,032	1,568
529-B	678	931	1,107	1,742
529-C	277	528	902	1,945
529-E	127	373	637	1,385
529-F-1	76	216	366	795

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$149	$462	$797	$1,540
C	153	474	818	1,791
529-B	178	531	907	1,742
529-C	177	528	902	1,945

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor’s 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

[Missing Graphic Reference]

Highest/Lowest quarterly results during this time period were:

Highest                     15.94%                        (quarter ended June 30, 2003)

Lowest                   –20.22%                          (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 3.94%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	7/31/1952	12.12%	–0.95%	2.20%	11.62%
– After taxes on distributions		11.57	–1.64	1.31	N/A
– After taxes on distributions and sale of fund shares		8.45	–0.76	1.67	N/A

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	13.11%	–0.86%	3.15%
C	3/15/2001	17.07	–0.58	1.53
F-1	3/15/2001	18.98	0.20	2.33
F-2	8/5/2008	19.28	N/A	–7.55
529-A	2/15/2002	12.13	–1.03	1.66
529-B	2/19/2002	12.98	–0.99	1.79
529-C	2/15/2002	17.01	–0.64	1.58
529-E	3/1/2002	18.58	–0.14	1.70
529-F-1	9/16/2002	19.18	0.34	4.64

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	10.43%
Lipper Growth & Income Funds Index (reflects no deductions for fees or taxes)	29.10	0.75	1.20	N/A
Class A annualized 30-day yield at April 30, 2010: 2.40% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro	13 years	Senior Vice President - Capital World Investors
James K. Dunton	32 years	Senior Vice President - Capital Research Global Investors
Gregory D. Johnson	9 years	Senior Vice President - Capital World Investors
Jeffrey T. Lager	6 years	Senior Vice President - Capital World Investors
Robert G. O’Donnell	18 years	Senior Vice President - Capital World Investors
James F. Rothenberg	11 years	Chairman of the Board, Capital Research and Management Company
Ronald B. Morrow	5 years	Senior Vice President - Capital World Investors
Eugene P. Stein	2 years	Senior Vice President - Capital World Investors

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-901-0710P Litho in USA CGD/RRD/8023	Investment Company File No. 811-00604

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

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Washington Mutual
Investors FundSM

Class A R-1 R-2	Ticker AWSHX RWMAX RWMBX	R-3 R-4 R-5 R-6	RWMCX RWMEX RWMFX RWMGX

Summary retirement plan prospectus
July 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated July 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 62 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.18	0.19	0.48	0.24	0.18	0.13	0.08
Total annual fund operating expenses	0.70	1.47	1.52	1.03	0.72	0.42	0.37

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$642	$786	$942	$1,395
R-1	150	465	803	1,757
R-2	155	480	829	1,813
R-3	105	328	569	1,259
R-4	74	230	401	894
R-5	43	135	235	530
R-6	38	119	208	468

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor’s 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

[Missing Graphic Reference]

Highest/Lowest quarterly results during this time period were:

Highest                     15.94%                        (quarter ended June 30, 2003)

Lowest                   –20.22%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 3.94%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	7/31/1952	12.12%	–0.95%	2.20%	11.62%

Share classes	Inception date	1 year	5 years	Lifetime
R-1	5/29/2002	18.10%	–0.59%	1.29%
R-2	5/31/2002	18.03	–0.60	1.32
R-3	6/4/2002	18.62	–0.11	2.11
R-4	5/20/2002	19.02	0.18	1.95
R-5	5/15/2002	19.40	0.48	2.23

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	10.43%
Lipper Growth & Income Funds Index (reflects no deductions for fees or taxes)	29.10	0.75	1.20	N/A
Class A annualized 30-day yield at April 30, 2010: 2.40% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro	13 years	Senior Vice President - Capital World Investors
James K. Dunton	32 years	Senior Vice President - Capital Research Global Investors
Gregory D. Johnson	9 years	Senior Vice President - Capital World Investors
Jeffrey T. Lager	6 years	Senior Vice President - Capital World Investors
Robert G. O’Donnell	18 years	Senior Vice President - Capital World Investors
James F. Rothenberg	11 years	Chairman of the Board, Capital Research and Management Company
Ronald B. Morrow	5 years	Senior Vice President - Capital World Investors
Eugene P. Stein	2 years	Senio r Vice President - Capital World Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable .

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-901-0710P Litho in USA CGD/RRD/8045			Investment Company File No. 811-00604
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

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